Financial instruments and risk management - Schedule of movements in level 3 instruments measured on a recurring basis (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Level 3
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	$ (443)
At the end of the year	(226)	$ (443)
Zacapa financial liability | Level 3
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(198)	(274)
Net gains included in the income statement	7	0
Net losses included in exchange in other comprehensive income	0	0
Net gains included in retained earnings	89	73
Acquisitions	0	0
Settlement of liabilities	1	3
At the end of the year	(101)	(198)
Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(153)
At the end of the year	(35)	(153)
Contingent consideration payable | Level 3
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(245)	(391)
Net gains included in the income statement	133	145
Net losses included in exchange in other comprehensive income	(8)	0
Net gains included in retained earnings	0	0
Acquisitions	(12)	0
Settlement of liabilities	7	1
At the end of the year	$ (125)	$ (245)